Retail Installment Contract Receivables - Installment Receivables (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)
Retail Installment Contracts
Accounts, Notes, Loans and Financing Receivable [Line Items]
RIC receivables, gross	$ 80,608	$ 80,608
Deferred interest	(24,889)	(24,889)
RIC receivables, net of deferred interest	55,719	55,719
Classified on the condensed consolidated unaudited balance sheets as:
Accounts and notes receivable, net	8,478	8,478
Long-term investments and other assets, net	47,241	47,241
RIC receivables, net	55,719	55,719
Interest income	$ (1,100)	$ (1,200)
Minimum | Vivint Flex Pay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans available to qualified customers, term		42 months
Maximum | Vivint Flex Pay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans available to qualified customers, term		60 months